Note 6 - Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of changes in property, plant and equipment [text block]
Cost	Computer equipment	Office equipment	Leasehold improvements	Total
Balance, January 1, 2016	$252	$163	$7	$422
Additions	39	-	-	39
Balance, December 31, 2016	$291	$163	$7	$461
Additions	2	11	-	13
Balance, December 31, 2017	$293	$174	$7	$474
Accumulated depreciation	Computer equipment	Office equipment	Leasehold improvements	Total
Balance as at January 1, 2016	$226	$151	$7	$384
Amortization	19	4	-	23
Balance, December 31, 2016	$245	$155	$7	$407
Amortization	14	6	-	20
Balance, December 31, 2017	$259	$161	$7	$427
Carrying amounts	Computer equipment	Office equipment	Leasehold improvements	Total
At December 31, 2016	$46	$8	$-	$54
At December 31, 2017	$34	$13	$-	$47